Share-Based Compensation	12 Months Ended
Jun. 30, 2026
Share-based compensation [Abstract]
Share-based compensation

Note 12 — Share-based compensation

On August 8, 2025, our board of directors approved the adoption of the Global Engine Group Holding Limited 2025 Equity Incentive Plan (the “2025 Equity Incentive Plan”). Under the 2025 Equity Incentive Plan, the maximum aggregate number of Class A ordinary shares which may be issued is 366,000 (on a post-split basis), or during the term of the 2025 Equity Incentive Plan an aggregate maximum number of 800,000 Class A ordinary shares (on a post-split basis).

On March 27, 2026, the Company issued 240,000 Class A Ordinary Shares (on a post-split basis) under the 2025 Equity Incentive Plan to four third-party consultants as compensation for professional services rendered for certain business projects to be rendered over a service period of a year from January 1, 2026 under the respective consulting agreements. The shares were fully vested and non-forfeitable on issuance

The shares were measured at their grant-date fair value of HKD7,091,621 (US$904,313), based on the closing price of the Company’s Class A ordinary shares on the Nasdaq Capital Market on the grant date of US$3.80 per share (on a post-split basis). In accordance with ASC 718-10-25-2C, the cost is recognized in the same period and in the same manner as if the Company had paid cash for the services. Accordingly, the fair value of the shares was credited to share capital and additional paid-in capital on issuance, with a corresponding prepayment that is recognized as consultancy fee within general and administrative expenses on a straight-line basis over the service period.

During the year ended June 30, 2026, the Company recognized share-based compensation expense of HKD3,545,810 (US$452,156). As of June 30, 2026, unrecognized compensation cost of HKD3,545,811 (US$452,157) was included in prepayment (Note 5) and is expected to be recognized over the remaining service. No income tax benefit was recognized, as the share-based compensation is not deductible for Hong Kong profits tax purposes.

No share options or other awards were granted, and no awards were forfeited, during the years ended June 30, 2026, 2025 and 2024.